Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 8,711	R$ 7,954
Trade receivables, net	686	727
Other receivables	365	381
Inventories, net	6,536	8,631
Recoverable taxes	1,199	1,692
Derivative financial instruments		73
Other current assets	251	287
Total	17,748	19,745
Assets held for sale	109	223
Total current assets	17,857	19,968
Non-current assets
Trade receivables, net	5	1
Other receivables	671	192
Recoverable taxes	3,100	2,702
Derivative financial instruments	12	13
Deferred income tax and social contribution		337
Related parties	154	104
Restricted deposits for legal proceedings	563	795
Other non-current assets	208	177
Investments in associates	1,250	609
Investment properties	3,639	3,051
Property and equipment, net	19,888	24,290
Intangible assets, net	6,164	6,236
Total non-current assets	35,654	38,507
Total assets	53,511	58,475
Current liabilities
Trade payable, net	11,424	14,887
Borrowings and financing	2,309	3,488
Lease liabilities	947	937
Payroll and related taxes	897	980
Taxes payable	585	531
Related parties	194	215
Dividends payable	556	168
Financing of property and equipment	100	231
Deferred revenue	297	365
Transfer to third	77	164
Acquisition of non-controlling interest	636	466
Other current liabilities	677	703
Total current liabilities	18,699	23,135
Non-current liabilities
Borrowings and financing	6,842	10,706
Lease liabilities	7,427	7,730
Deferred income tax and social contribution	1,034	1,195
Tax payable	248	376
Related parties	168
Provision for contingencies	1,385	1,305
Deferred revenues	19	26
Provision for losses on investment in associates	591	386
Other non-current liabilities	291	68
Total non-current liabilities	18,005	21,792
Shareholders' equity
Share capital	5,650	6,857
Capital reserves	263	447
Earning reserves	6,090	3,529
Other comprehensive income	1,692	107
Total shareholders' equity	13,695	10,940
Non-controlling interest	3,112	2,608
Total shareholders' equity	16,807	13,548
Total liabilities and shareholders' equity	R$ 53,511	R$ 58,475